FIFTH THIRD FUNDS

                         Supplement dated August 4, 2006
             to the Stock and Bond and Money Market Mutual Funds and
                Asset Allocation Funds Class A, B, C and Advisor
                               Shares Prospectus,
                            dated November 29, 2005.

CURRENT PORTFOLIO MANAGERS

Current information regarding portfolio managers apears below and replaces the information contained in the prospectus:

ASSET ALLOCATION STRATEGY FUNDS, INCLUDING THE LIFEMODEL AGGRESSIVE FUND(SM), LIFEMODEL MODERATELY AGGRESSIVE FUND(SM), LIFEMODEL MODERATE FUND(SM), LIFEMODEL MODERATELY CONSERVATIVE FUND(SM), AND LIFEMODEL CONSERVATIVE FUND(SM): The co-portfolio managers of the LifeModel Funds are John E. Augustine, Steven E. Folker,(1) Mitchell L. Stapley,(2) and E. Keith Wirtz.(3) Mr. Augustine's biographical information remains unchanged.

(1)Steven E. Folker has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since February 1993, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since July 2006. Mr. Folker is the Managing Director of Growth Strategies for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over twenty-five years of investment experience, and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S. - Business in Finance, Investments & Banking from the University of Wisconsin.

(2)Mitchell L. Stapley has been the portfolio manager of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002, of the FIFTH THIRD INTERMEDIATE BOND FUND since November 1992, of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2001, of the FIFTH THIRD SHORT TERM BOND FUND since November 1996, of the FIFTH THIRD BOND FUND since March 1995, of the FIFTH THIRD HIGH YIELD BOND FUND since November 2005, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since July 2006. Mr. Stapley, Chief Fixed Income Officer for Fifth Third Asset Management, Inc., is responsible for all fixed income management and trading. Mr. Stapley has been with Fifth Third since December 1988 and has over twenty-two years of portfolio management experience. Prior to joining Fifth Third, Mr. Stapley was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago, where he was responsible for both investment strategy and implementation and foreign exchange hedging and trading. Prior to joining Navistar, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He earned the Chartered Financial Analyst designation in 1994 and received his BS degree in Economics and Political Science, with honors, from Albion College in 1981. Mr. Stapley is a member of the Detroit Bond Club and served as President for the Investment Analysts' Society of Chicago-Western Michigan Chapter.

(3)E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since July 2006. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

SMALL CAP VALUE FUND: As of July 2006, Michael M. Hays no longer serves as portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND. Accordingly, all references to Mr. Hays in the Fund's prospectus are hereby eliminated in their entirety.

MID CAP GROWTH FUND AND SMALL CAP GROWTH FUND: The FIFTH THIRD MID CAP GROWTH FUND and the FIFTH THIRD SMALL CAP GROWTH FUND are managed by a team led by Scott A. Billeadeau,(1) and including Martin E. Hargrave,(2) David R. Luebke(3) and Jill A. Thompson.(4)

(1)Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003, of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005, and of the FIFTH THIRD TECHNOLOGY FUND since November 2003. A Chartered Financial Analyst, Mr. Billeadeau graduated from Princeton University with a degree in Economics. He started his career at IDS/American Express (now Ameriprise) in 1985 as a statistical project analyst. In 1991 he joined Pacific Century Advisers, a subsidiary of Security Pacific Bank (which was subsequently acquired by Bank of America) as a portfolio manger and analyst. In 1994 he assumed management responsibilities for all small and mid cap assets for Bank of America. Mr. Billeadeau joined Nation's Bank's subsidiary Tradestreet Investment Associates, Inc. in 1997 where he was the Director and Senior Portfolio Manager responsible for the mid cap and small cap growth strategies. Mr. Billeadeau joined Investment Advisers, Inc. in July of 1999 and became a principal of Paladin Investment Associates, LLC upon its launch on December 1, 2000. Additionally, in


                                                                 SP-ABCADV2 0806

2000, Scott was elected to the Board of Directors of FactSet Research Systems, a NYSE listed company, where he serves as Chair of the audit committee. Mr. Billeadeau has 20 years of investment experience.

(2)Martin E. Hargrave has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005, and has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships and cash management operations. Mr. Hargrave joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined their small/mid cap team as a portfolio manager. Mr. Hargrave joined Fifth Third in 2003. Mr. Hargrave has 15 years of investment experience.

(3)David R. Luebke has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since August 2006, and has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. For the four years prior to joining Fifth Third, Mr. Luebke was Vice President and Senior Equity Analyst for Harbor Capital Management and then Fortis Investments, after its acquisition of Harbor, where he was responsible for covering the technology sector for small, mid and large cap stocks. Prior to joining Fortis, Mr. Luebke was Portfolio Manager and Equity Analyst at First American Asset Management and Piper Capital Management. Mr. Luebke graduated with honors (recipient of the Wall Street Journal Achievement Award) from the University of Minnesota with a Bachelor of Science degree in Business Administration. He also has an MBA in Finance from the Carlson School of Management. A Chartered Financial Analyst, Mr. Luebke has 9 years of investment experience and is currently a member of the Boston Society of Security Analysts.

(4)Jill A. Thompson has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005, and has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Ms. Thompson joined Fifth Third Asset Management in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third, Ms. Thompson served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Ms. Thompson graduated from St. Cloud State University with a Bachelor of Science in Finance. Ms. Thompson has 17 years of investment experience.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         Supplement dated August 4, 2006
             to the Stock and Bond Mutual Funds and Asset Allocation
                     Funds Institutional Shares Prospectus,
                            dated November 29, 2005.

CURRENT PORTFOLIO MANAGERS

Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

ASSET ALLOCATION STRATEGY FUNDS, INCLUDING THE LIFEMODEL AGGRESSIVE FUND(SM), LIFEMODEL MODERATELY AGGRESSIVE FUND(SM), LIFEMODEL MODERATE FUND(SM), LIFEMODEL MODERATELY CONSERVATIVE FUND(SM), AND LIFEMODEL CONSERVATIVE FUND(SM): The co-portfolio managers of the LifeModel Funds are John E. Augustine, Steven E. Folker,(1) Mitchell L. Stapley,(2) and E. Keith Wirtz.(3) Mr. Augustine's biographical information remains unchanged.

(1)Steven E. Folker has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since February 1993, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since July 2006. Mr. Folker is the Managing Director of Growth Strategies for Fifth Third Asset Management, Inc. and is a Vice President of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over twenty-five years of investment experience, and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an M.S. - Business in Finance, Investments & Banking from the University of Wisconsin.

(2)Mitchell L. Stapley has been the portfolio manager of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002, of the FIFTH THIRD INTERMEDIATE BOND FUND since November 1992, of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2001, of the FIFTH THIRD SHORT TERM BOND FUND since November 1996, of the FIFTH THIRD BOND FUND since March 1995, of the FIFTH THIRD HIGH YIELD BOND FUND since November 2005, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since July 2006. Mr. Stapley, Chief Fixed Income Officer for Fifth Third Asset Management, Inc., is responsible for all fixed income management and trading. Mr. Stapley has been with Fifth Third since December 1988 and has over twenty-two years of portfolio management experience. Prior to joining Fifth Third, Mr. Stapley was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago, where he was responsible for both investment strategy and implementation and foreign exchange hedging and trading. Prior to joining Navistar, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He earned the Chartered Financial Analyst designation in 1994 and received his BS degree in Economics and Political Science, with honors, from Albion College in 1981. Mr. Stapley is a member of the Detroit Bond Club and served as President for the Investment Analysts' Society of Chicago-Western Michigan Chapter.

(3)E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, and the co-portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM) since July 2006. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

SMALL CAP VALUE FUND: As of July 2006, Michael M. Hays no longer serves as portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND. Accordingly, all references to Mr. Hays in the Fund's prospectus are hereby eliminated in their entirety.

MID CAP GROWTH FUND AND SMALL CAP GROWTH FUND: The FIFTH THIRD MID CAP GROWTH FUND and the FIFTH THIRD SMALL CAP GROWTH FUND are managed by a team led by Scott A. Billeadeau,(1) and including Martin E. Hargrave,(2) David R. Luebke(3) and Jill A. Thompson.(4)

(1)Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003, of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005, and of the FIFTH THIRD TECHNOLOGY FUND since November 2003. A Chartered Financial Analyst, Mr. Billeadeau graduated from Princeton University with a degree in Economics. He started his career at IDS/American Express (now Ameriprise) in 1985 as a statistical project analyst. In 1991 he joined Pacific Century Advisers, a subsidiary of Security Pacific Bank (which was subsequently acquired by Bank of America) as a portfolio manger and analyst. In 1994 he assumed management responsibilities for all small and mid cap assets for Bank of America. Mr. Billeadeau joined Nation's Bank's subsidiary Tradestreet Investment Associates, Inc. in 1997 where he was the Director and Senior Portfolio Manager responsible for the mid cap and small cap growth strategies. Mr. Billeadeau joined Investment Advisers, Inc. in July of 1999 and became a principal of Paladin Investment Associates, LLC upon its launch on December 1, 2000. Additionally, in


                                                                 SP-STBD-I2 0806

2000, Scott was elected to the Board of Directors of FactSet Research Systems, a NYSE listed company, where he serves as Chair of the audit committee. Mr. Billeadeau has 20 years of investment experience.

(2)Martin E. Hargrave has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005, and has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships and cash management operations. Mr. Hargrave joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined their small/mid cap team as a portfolio manager. Mr. Hargrave joined Fifth Third in 2003. Mr. Hargrave has 15 years of investment experience.

(3)David R. Luebke has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since August 2006, and has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. For the four years prior to joining Fifth Third, Mr. Luebke was Vice President and Senior Equity Analyst for Harbor Capital Management and then Fortis Investments, after its acquisition of Harbor, where he was responsible for covering the technology sector for small, mid and large cap stocks. Prior to joining Fortis, Mr. Luebke was Portfolio Manager and Equity Analyst at First American Asset Management and Piper Capital Management. Mr. Luebke graduated with honors (recipient of the Wall Street Journal Achievement Award) from the University of Minnesota with a Bachelor of Science degree in Business Administration. He also has an MBA in Finance from the Carlson School of Management. A Chartered Financial Analyst, Mr. Luebke has 9 years of investment experience and is currently a member of the Boston Society of Security Analysts.

(4)Jill A. Thompson has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005, and has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Ms. Thompson joined Fifth Third Asset Management in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third, Ms. Thompson served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Ms. Thompson graduated from St. Cloud State University with a Bachelor of Science in Finance. Ms. Thompson has 17 years of investment experience.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.